Provisions for Other Liabilities and Charges - Summary of Provisions for Other Liabilities and Charges (Detail) £ in Millions	12 Months Ended
Dec. 31, 2021 GBP (£)
Disclosure of other provisions [line items]
Beginning balance	£ 33
Exchange differences	2
Provisions made during the year	46
Provisions reversed during the year	(4)
Provisions used during the year	(27)
Disposal of subsidiary	(3)
Ending balance	47
Property [member]
Disclosure of other provisions [line items]
Beginning balance	8
Provisions made during the year	9
Provisions reversed during the year	(2)
Ending balance	15
Disposals and closures [member]
Disclosure of other provisions [line items]
Beginning balance	4
Provisions made during the year	1
Disposal of subsidiary	(3)
Ending balance	2
Legal and other [member]
Disclosure of other provisions [line items]
Beginning balance	21
Exchange differences	2
Provisions made during the year	36
Provisions reversed during the year	(2)
Provisions used during the year	(27)
Ending balance	£ 30